Income Taxes	12 Months Ended
May 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes
17.	INCOME TAXES
Cayman Islands
 & the British Virgin Islands (“BVI”)
The Company and Koolearn Holding are
tax-exempted
companies incorporated in the Cayman Islands. Under the current law of the Cayman Islands, the Company and Koolearn Holding are not subject to income, corporate or capital gains tax, and the Cayman Islands currently have no form of estate duty, inheritance tax or gift tax. In addition, payments of dividends and capital in respect of their shares are not subject to taxation and no withholding will be required in the Cayman Islands on the payment of any dividend or capital to any holder of their shares, nor will gains derived from the disposal of their shares be subject to the Cayman Islands income or corporation tax.
The Company’s subsidiary, Abundant State Limited, is incorporated in BVI and is not subject to income tax.
United States (“US”)
Walkite International Academy (U.S.A.) Co., Ltd. and Blingabc Limited are incorporated in the US and are subject to federal income tax and state income tax at 21% and 8.84%, respectively.
In December 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”). The Tax Act makes broad and complex changes to the U.S. tax code including, but not limited to, (1) reducing the U.S. federal corporate tax rate, (2) requiring a one-time
transition tax on certain unrepatriated earnings of foreign subsidiaries that is payable over eight years, and (3) bonus depreciation that will allow for full expensing of qualified property. The impact of the Tax Act is not material to the Group’s operation and resulted in a decrease in income tax rate from 35% before January 1, 2018 to 21% after January 1, 2018 for tax and income earned as determined in accordance with the relevant tax rules and regulations.
United Kingdom (“UK”)
Walkite International Academy Co., Ltd. and New Oriental Vision Overseas Consulting (U.K.) Ltd are incorporated in the UK and are subject to income tax rate at 19%.
Australia
New Oriental Vision Overseas Consulting Australia Pty Ltd. is incorporated in Australia and is subject to income tax rate at 30%.
Canada
Walkite International Academy (Canada) Co., Ltd and New Oriental Vision Overseas Consulting Canada Inc. are incorporated in Canada and are subject to income tax rate at 15% in federal and 11.5% in provincial.

Hong Kong
Smart Shine, Winner Park, Elite Concept, One World Limited, Garden House Limited, Koolearn Tech, Asia Pacific Montessori Education Co., Ltd. (“Asia Pacific”), New Oriental Wuyou Online (HK) Education & Technology Co., Limited (“Wuyou Online”) and Dongfang Youbo (HK) Education Limited (“Dongfang Youbo (HK) ”) are incorporated in Hong Kong. Under the current Hong Kong Inland Revenue Ordinance, from the year of assessment 2018/2019 onwards, the subsidiaries in Hong Kong are subject to profits tax at the rate of 8.25% on assessable profits up to HK$2 million; and 16.5% on any part of assessable profits over HK$2 million. Elite Concept and Smart Shine received special dividend of US$59,696, nil and nil for
the years ended May 31, 2020, 2021 and 2022, respectively. Withholding taxes of US$ 3,062, nil and nil in connection with the dividends were fully paid for
the years ended May 31, 2020, 2021 and 2022, respectively. No provision in Winner Park, One World Limited, Garden House Limited, Koolearn Tech, Asia Pacific, Wuyou Online and Dongfang Youbo (HK) for Hong Kong profit tax has been made in the consolidated financial statements as they do not have any assessable income for the years ended May 31, 2020, 2021 and 2022.
PRC
The Company’s PRC subsidiaries, the VIEs, the VIE’s subsidiaries and schools are subject to 25% standard enterprise income tax (“EIT”) except for those accepted as qualified for small-scale enterprises, or granted preferential tax treatment.
Significant components of provision for income taxes for the years ended May 31, 2020, 2021 and 2022 were as follows:

	For the years ended May 31,
	2020	2021	2022
	US$	US$	US$
Current:
PRC	142,992	127,313	44,378

Deferred:
PRC	(8,630)	(43,725)	91,934

Total provision for income taxes	134,362	83,588	136,312

Enterprises that qualify as a high and new technology enterprise (“HNTE”) are subject to a tax rate of 15%.
Beijing Magnificence, Beijing Smart Wood’s HNTE certificates expected to be terminated on December 2, 2022. Beijing Sifenke Education Consulting Company Limited’s HNTE certificates was terminated on August 31, 2022. These enterprises are in process of renewing their qualification of HNTE. Once their renewals are completed, these companies will be eligible for a favorable EIT rate of 15% starting January 1, 2022 again. Beijing Hewstone, Beijing Decision, Beijing Pioneer, Beijing Joy Tend, Beijing Right Time, Beijing Shenghe, Xuncheng, Dexin Dongfang, Beijing Be-linked Online Education Compnay Limited (“Be-linked Online Education”) and Beijing Jinghong Software Technology Company Limited (“Beijing Jinghong”) continued to qualify as HNTE and were subject to a tax rate of
 15%
for
the year ended May 31, 2022.
Hainan Haiyue, Hainan Dongfang Zhixin Technology Company Limited, Zhuhai Zekai Software Technology Company Limited, Hainan Dongfang Huizhi Technology Company Limited enjoyed the EIT tax rate of 15% because of the preferential corporate income tax policies for local tax concessions.
Enterprises that qualify as the newly established software enterprise (“NESE”) are exempt from the EIT for two years beginning the enterprise’s first profitable year followed by a tax rate of 12.5% for the succeeding three years. Beijing Zhiyuan Hangcheng Software Technology Company Limited, Beijing Chuangying Oriental Technology Co., Ltd, Beijing Zhihong Oriental Technology Co., Ltd and Beijing Yuda Oriental Software Technology
Company Limited are qualified as NESE and enjoy the EIT tax benefit from January 2019 to December 2023, from January 2019 to December 2023, from January 2019 to December 2021 and from January 2022 to December 2026, respectively.
Since its establishment through May 31, 2022, Beijing Haidian School was not required by the governing tax bureau to pay any EIT. If Beijing Haidian School is required to pay EIT in the future, this could have material impact to the Group’s consolidated financial statements. However, the Group believes that it is more likely than not that any change to the tax treatment of Beijing Haidian School shall be prospectively applied.
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group’s deferred tax assets and liabilities were as follows:

	As of May 31,
	2021	2022
	US$	US$
Deferred tax assets
Allowance doubtful accounts	12,710	41,806
Accrued expenses	76,848	53,069
Net operating loss carry-forward	102,595	321,258
Tax impact from the long term investments disposed to a related party	1,521	1,521

Total deferred tax assets	193,674	417,654

Less: valuation allowance	(90,087)	(397,616)

Total deferred tax assets, net	103,587	20,038

Deferred tax liabilities
Acquired assets	3,241	1,788
Tax impact from the unrealized gain on available-for-sale investments	9,931	17,452

Total deferred tax liabilities	13,172	19,240

The Group does not file combined or consolidated tax returns, therefore, losses from individual subsidiaries or the VIEs may not be used to offset other subsidiaries’ earnings within the Group.
The Group determined the valuation allowance on an entity by entity basis. The valuation allowance, which is primarily related to entities with net operating loss carry-forwards for which the Company does not believe it will ultimately be realized, was US$41,095, US$90,087 and US$397,616 as of May 31, 2020, 2021 and 2022, respectively.
As of May 31, 2022, the Group had net operating loss carried-forwards of US$291,192 from the Company’s PRC subsidiaries, the VIEs, the VIE’s subsidiaries and schools which will expire on various dates from May 31, 2022 to May 31, 2027 except for those arose from HNTEs, which will expire during the period from 2022 to 2032.
A reconciliation of the provision for income taxes computed by applying the PRC EIT rates of 25% for the years ended May 31, 2020, 2021 and 2022 to loss before provision for income tax and the actual provision for income tax is as follows:

	For the years ended May 31,
	2020	2021	2022
	US$	US$	US$
Income/(loss) before income taxes	487,836	314,977	(1,032,498)
PRC statutory income tax rate	25%	25%	25%
Income tax at statutory income tax rate	121,959	78,744	(258,125)
Effect of non-deductible expenses and loss and super deduction expenses	29,371	(5,174)	106,903
Effect of income tax exemptions and preferential tax rates	(51,844)	(38,795)	(19,570)
Effect of income tax rate difference in other jurisdictions	(192)	(181)	(424)
Changes in valuation allowance	32,006	48,994	307,528
Effect of dividend withholding tax	3,062	—	—

Provision for income taxes	134,362	83,588	136,312

If the WFOE and certain subsidiaries and schools of the VIEs did not enjoy income tax exemptions and preferential tax rates, tax expense would have increased by US$50,809, US$33,847 and US$5,453 for the years ended May 31, 2020, 2021 and 2022, respectively. The decrease in basic net income per ordinary share would have been
 US$0.32 and US$0.20 for the years ended May 31, 2020 and 2021, and the increase in basic net loss per ordinary share would have been
 US$0.00 for the year ended May 31, 2022. The decrease in diluted net income per ordinary share would have been
 US$0.32 and US$0.20 for the years ended May 31, 2020 and 2021, and the increase in diluted net loss per ordinary share would have been
 US$0.00 for the year ended May 31, 2022.
Under the New Income Tax Law effective from January 1, 2008, the rules for determining whether an entity is resident in the PRC for tax purposes have changed and the determination of residence depends among other things on the “place of actual management”. If the Group, or its non-PRC
subsidiaries, were to be determined as a PRC resident for tax purposes, they would be subject to a
25
% income tax rate on their worldwide income including the income arising in jurisdictions outside the PRC. The Group does not believe that its legal entities organized outside of the PRC are considered the PRC residents.
If the Company were to be a
non-resident
for the PRC tax purposes, dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax. In the case of dividends paid by the PRC schools and subsidiaries to their foreign investors, the withholding tax would be 10%, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. In November 2018, Elite Concept started to enjoy a preferential tax rate of 5% under the tax treaty treatment.
For
the year ended May 31, 2019, Beijing Decision paid US$2,171 withholding tax when they paid a special dividend to Elite Concept.
For
the year ended May 31, 2020, Beijing Decision, Beijing Hewstone, Beijing Right Time, Beijing Top Technology Company Limited (“Beijing Top”), and Beijing Magnificence paid US$3,062 withholding tax when they paid a special dividend to Elite Concept.
Aggregate undistributed earnings of the Company’s PRC subsidiaries and the VIEs that are available for distribution were US$2,279,550, US$2,795,596 and US$1,880,057 as of May 31, 2020, 2021 and 2022, respectively. Upon distribution of such earnings, the Company will be subject to the PRC EIT, the amount of which is impractical to estimate. The Company did not record any withholding tax on any of the aforementioned undistributed earnings because the relevant subsidiaries and the VIEs do not intend to declare dividends and the Company intends to permanently reinvest it within the PRC. Additionally, no deferred tax liabilities were recorded for taxable temporary differences attributable to the undistributed earnings because the Company believes the undistributed earnings can be distributed in a manner that would not be subject to income tax.
The Group did not identify any significant unrecognized tax benefits for the years ended May 31, 2020, 2021 and 2022. The Group did not incur any significant interest and penalties related to potential underpaid income tax expenses and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next twelve months. The Group has no material unrecognized tax benefits which would favorably affect the effective income tax rate in future periods.
According to the PRC Tax Administration and Collection Law, the tax authority may require the taxpayer or the withholding agent to make delinquent tax payment within three years if the underpayment of taxes is resulted from the tax authority’s act or error. No late payment surcharge will be assessed under such circumstances. The statute of limitation will be three years if the underpayment of taxes is due to the computational errors made by the taxpayer or the withholding agent. Late payment surcharge will be assessed in such case. The statute of limitation will be extended to five years under special circumstances which are not clearly defined (but an underpayment of tax liability exceeding US$16 (RMB0.1 million) is specifically listed as a “special circumstance”). The statute of limitation for transfer pricing related issue is ten years. There is no statute of limitation in the case of tax evasion. Therefore, the Group’s PRC domiciled entities are subject to examination by the PRC tax authorities based on the above.